Provisions - Litigation and other matters (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Provisions	€ 10,852,000,000	€ 13,987,000,000	€ 13,225,000,000	€ 14,686,000,000
Banco Santander (Brasil) S.A.
Disclosure of provision matrix [line items]
Tax legal obligations with probable loss risk	821,000,000
Tax litigation with possible loss risk	2,972,000,000
Banco Santander (Brasil) S.A. | Legal case appeal related to deduction of expenses in income tax
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. | Legal case related to tax deductibility of amortization of goodwill arising on acquisition
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. | Legal case related to infringement notices initiated by tax authorities regarding the offsetting of tax losses
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | Legal case related to Brazilian tax authorities not admitting compensation with credits derived from other tax concepts
Disclosure of provision matrix [line items]
Provisions	€ 0